Financial Instruments - Schedule of Valuation Methodology and Significant Unobservable Inputs (Details) - Monte Carlo Simulation - Level 3	Dec. 31, 2025
Stock Price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Earnout Shares	3.06
Stock Price Annual Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant other unobservable input, Earnout Shares	0.33